Summary of Significant Accounting Policies - Shipping and Handling Fees and Costs (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Accounting Policies [Abstract]
Third party transportation costs	$ 1.2	$ 0.4	$ 0.2